SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Change in estimate useful life of certain machinery and electronic equipment (Details)
¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares
Change in Accounting Estimate [Line Items]
Depreciation expense	¥ 176,341	$ 25,567	¥ 183,332	¥ 145,161
Net loss	¥ (1,463,311)	$ (212,158)	¥ 261,907	¥ (2,025,508)
Basic (loss) income per share (in dollars per share) | (per share)	¥ (3.73)	$ (0.54)	¥ 0.68	¥ (5.23)
Diluted (loss) income per share (in dollars per share) | (per share)	¥ (3.73)	$ (0.54)	¥ 0.68	¥ (5.23)